Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2022	2021
Machinery and equipment	$1,268,443	$884,397
Transportation vehicles	230,287	215,653
Electronic devices	69,062	62,497
Office furniture and equipment	577,287	404,557
Leasehold improvements	200,800	-
Building	300,223	294,472
Total property plant and equipment, at cost	2,646,102	1,861,576
Less: accumulated depreciation	983,947	781,593
Property, plant and equipment, net	$1,662,155	$1,079,983